SHORT-TERM BANK LOANS - Components (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Total short-term bank loans	$ 1,346,586	¥ 9,520,000	¥ 2,500,000
Bank of Nanjing
Short-term Debt [Line Items]
Total short-term bank loans	353,620	2,500,000	¥ 2,500,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Total short-term bank loans	848,689	6,000,000
Industrial and Commercial Bank of China
Short-term Debt [Line Items]
Total short-term bank loans	$ 144,277	¥ 1,020,000